SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenues		$ 1,160	$ 1,144	[1]	$ 2,707	$ 2,384	[1]
Cost of revenues		890	1,059	[1]	1,857	1,975	[1]
Gross profit		270	85	[1]	850	409	[1]
Expenses:
Research and development costs		3,919	957	[1]	5,230	2,088	[1]
Sales and marketing costs		828	583	[1]	1,256	894	[1]
General and administration expenses		2,320	1,658	[1]	7,736	3,857	[1]
Operating loss		(6,797)	(3,113)	[1]	(13,372)	(6,430)	[1]
Financial (income) expense		(223)	(62)	[1]	187	(80)	[1]
Loss before taxes on income		(11,155)	(2,754)	[1]	(16,920)	(2,735)	[1]
Income tax expense				[1]			[1]
Loss on disposal of discontinued operations					(1,009)
Net loss for the period from discontinued operations		(1,436)	(420)	[1]	(2,425)	(835)	[1]
Cash disposed of					549
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues		397	394		824	851
Cost of revenues		386	356		767	810
Gross profit		11	38		57	41
Expenses:
Research and development costs		9	21		9	125
Sales and marketing costs
General and administration expenses		456	423		1,455	728
Operating loss		(454)	(406)		(1,407)	(812)
Other expense
Financial (income) expense		(27)	(14)		9	23
Loss before taxes on income		(427)	(420)		(1,416)	(835)
Income tax expense
Loss on disposal of discontinued operations	[2]	(1,009)			(1,009)
Net loss for the period from discontinued operations		$ (1,436)	$ (420)		(2,425)	(835)
Consideration received on disposal of discontinued operations					148
Cash disposed of					(549)
Net cash outflow on disposal of discontinued operations					(401)
Property, equipment and right of use assets, net					(416)
Trade and other receivables					(668)
Trade and other payables					223
Loans					94
Severance payments, net					159
Net assets disposed (other than cash):					(1,009)
Net cash flows provided by (used by) discontinued operations
From operating activities					515	20
From investing activities					(44)	(4)
From financing activities					(132)	(58)
Net cash flows provided by (used by) discontinued operations					$ 339	$ (42)

[1]	Reclassified due to discontinued operations.
[2]	The loss on disposal of discontinued operations was determined as follows: